Lease	6 Months Ended
Apr. 30, 2026
Leases [Abstract]
LEASE
9.	LEASE

With the adoption of ASC Topic 842, the Company has recorded a right-of-use asset and corresponding lease liability, by calculating the present value of future lease payments.

The Company entered into operating lease agreements for office spaces discounted at 3.39% (weighted average rate for operating leases), the Company’s incremental borrowing rate, over the expected term. The weighted average remaining operating lease term (years) was 2.61 as of April 30, 2026. The Company recognizes lease expense for these leases on a straight-line basis over the lease term. Operating lease expenses were $108,862 and $27,518 for the six months ended April 30, 2026 and 2025, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	April 30, 2026	October 31, 2025
Operating lease assets, net	$760,269	$154,556
ROU assets	882,426	316,234
Accumulated amortization	(122,157)	(161,678)
Operating lease liabilities – current	290,326	52,217
Operating lease liabilities – non-current	426,626	54,331
Total operating lease liabilities	$716,952	$106,548

The Company entered into finance lease agreements for vehicle equipment discounted at 0% (weighted average rate for finance lease). The Company recognizes finance lease expense on a straight-line basis over the useful life of 5 years. Finance lease expenses was $7,306 for the six months ended April 30, 2025. As of October 31, 2025, the Company’s finance lease agreement expired, and the ownership of the vehicle was transferred to the Company. Accordingly, the related finance lease asset was reclassified to property and equipment.

Cash flow information related to lease consisted of the following:

	For the six months ended April 30,
	2026	2025
Financing cash payments for finance leases	$—	$11,695

The following is a schedule, by years, of maturities of lease liabilities as of April 30, 2026:

Year ended October 31,	Operating Leases
2026	$186,464
2027	309,816
2028	251,228
Total lease payments	747,508
Less: Imputed interest	(30,556)
Present value of lease liabilities	716,952
Less: Current lease liabilities	290,326
Long-term lease liabilities	426,626